Subsequent Events (Details) - USD ($) $ in Millions			6 Months Ended		12 Months Ended
	Jul. 29, 2016	Jul. 14, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 11, 2016
Subsequent Event [Line Items]
Long-term debt			$ 247		$ 247	$ 331
Increase (decrease) in other liabilities			31	$ 6	(10)	12	$ (306)
Preferred units			$ 267		$ 267	$ 267
Subsequent Event
Subsequent Event [Line Items]
Increase (decrease) in Long-term Debt								$ 245
Increase (decrease) in other liabilities		$ (34)
Preferred units	$ 267
Increase (decrease) in stockholders' equity	(371)
Subsequent Event | Preferred Stock
Subsequent Event [Line Items]
Increase (decrease) in stockholders' equity	(267)
Subsequent Event | Additional Paid-in Capital
Subsequent Event [Line Items]
Increase (decrease) in stockholders' equity	$ (104)
Senior Notes | Debt Offering | Subsequent Event
Subsequent Event [Line Items]
Long-term debt								$ 250
Long-term debt, interest rate (as a percent)								6.125%
Subordinated Debt | Subsequent Event
Subsequent Event [Line Items]
Payment of trust preferred securities		$ 34